Trade and other payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Trade and other payables
10. Trade and other payables
Trade and other payables comprise the following:

	2023	2022
	$	$
Trade payables	70,125	43,813
Accrued bonuses and other compensation-related liabilities	52,155	36,379
Sales tax payable	7,295	8,007
Interest payable	3,982	458
Due to merchants not related to segregated funds	29,105	20,076
Other accrued liabilities	16,753	16,800
	179,415	125,533
Information about the Company's exposure to currency and liquidity risk is included in note 20.